                        COLUMBIA SMALL CAP GROWTH FUND I
                                  (THE "FUND")
          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 1, 2006

1. Under the section "INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUND" the chart entitled "CHART OF SECURITIES AND INVESTMENT PRACTICES" is revised in its entirety as follows:

                  Chart of Securities and Investment Practices

                                          CMCG    CSCG    CREF     CTF      CSIF
                                          ----    ----    ----    ----      ----
Investment Grade Securities (Baa or
higher by Moody's, BBB or higher by
S&P or believed by the Advisor to be
equivalent), other than U.S. Government
obligations and municipal securities      *       *       *       *         *
Non-Investment Grade Securities           NA      NA      NA      NA        NA
Domestic Bank Obligations                 *       *       *       *         *
U.S. Government Securities                *       *       *       *         *
Mortgage-Backed Securities                NA      NA      NA      NA        NA
CMOs                                      NA      NA      NA      NA        NA
Asset-Backed Securities                   NA      NA      NA      NA        NA
Floating or Variable Rate                 NA      NA      NA      NA        NA
Loan Transactions                         X       O       O       O         O
Options & Financial Futures               O       O       O       O         O
Foreign Equities(1)
Developed Markets                         20%, +  20%, +  20%, O  33%, O    33%, +
Emerging Markets(2)                       X       X       X       X         +
ADRs, GDRs and NASDAQ-listed
foreign securities(1)                     20%, +  20%, +  O       33%, O    33%, +
Currency Contracts
   Hedging                                O       O       O       O         O
   Speculation                            X       X       X       X         X
   Spot Basis                             O       O       O       O         O
Repurchase Agreements                     *       *       *       *         *
Illiquid (exclude 144A securities from
definition of illiquid with board
supervision)                              15%, O  15%, O  15%, O  15%, O    15%, O
Convertible Securities/Warrants           +       +       +       +         +
Small Companies                           +       +       +       +         +
Dollar Roll Transactions                  NA      NA      NA      NA        NA
Swap Agreements                           NA      NA      NA      NA        NA
When-Issued Securities                    O       O       O       O         O
Foreign Fixed Income Securities           NA      NA      NA      NA        NA
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                   NA      NA      NA      NA        NA
Real Estate (excluding REITs)             X       X       X       X         X
REITs                                     +       O       +       O         +
Borrowing                                 5%, *   5%, *   5%, *   33.3%, *  33.3%, *

+    Permitted - Part of principal investment strategy

X    Not permitted either as a non-fundamental or fundamental policy

O    Permitted - Not a principal investment strategy

*    Temporary Investment or cash management purposes

% Percentage of net assets (unless "total assets" specified) that Fund may invest

NA   Not part of investment strategy

(1) Any limitation on foreign investments includes investments in both foreign securities purchased in foreign markets and ADRs, GDRs and NASDAQ-listed foreign securities.

(2) ADRs, GDRs and NASDAQ-listed securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

(3)  Percentage is based on total assets.

                                                 CMBF      CHYF     CBF
                                                 ----      ----    ----
Investment Grade Securities (Baa or              O         O       +
higher by Moody's, BBB or higher by
S&P or believed by the Advisor to be
equivalent), other than U.S.
Government obligations and municipal
securities
Non-Investment Grade Securities                  NA        +       10%, O
Domestic Bank Obligations                        *         *       *
Commercial Paper                                 *         *       *
U.S. Government Securities                       *         *       +
Mortgage-Backed Securities                       NA        O       +
CMOs                                             NA        O       +
Asset-Backed Securities                          NA        O       +
Floating or Variable Rate                        O         O       +
Loan Transactions                                O         O       X
Options & Financial Futures                      +         O       +
Foreign Equities(1)
   Developed Markets                             NA        NA      33.3%, O
   Emerging Markets(2)                           NA        NA      X
ADRs, GDRs and NASDAQ-listed
foreign securities(1)                            NA        NA      33.3%, O
Currency Contracts
   Hedging                                       NA        NA      O
   Speculation                                   NA        NA      X
   Spot Basis                                    NA        NA      O
Repurchase Agreements                            *         *       *
Illiquid (excludes 144A securities from          15%, O    15%, O  15%, O
definition of illiquid with board supervision)
Convertible Securities/Warrants                  NA        O       O
Small Companies                                  NA        +       O
Dollar Roll Transactions                         NA        O       +
Swap Agreements                                  O         O       O
When-Issued Securities                           O         O       O
Foreign Fixed Income Securities                  NA        10%, O  20%, O
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                          +         O       O
Real Estate (excluding REITs)                    X         X       X
REITs                                            NA        O       O
Borrowing                                        33.3%, *  5%, *   5%, *
Municipal Bonds                                  +         NA      O

+    Permitted - Part of principal investment strategy

X    Not permitted either as a non-fundamental or fundamental policy

O    Permitted - Not a principal investment strategy

*    Temporary Investment or cash management purposes

% Percentage of net assets (unless "total assets" specified) that Fund may invest

NA   Not part of investment strategy

(1) Any limitation on foreign investments includes investments in both foreign securities purchased in the foreign markets, together with the purchase of ADRs, GDRs and NASDAQ-listed foreign securities.

(2) ADRs, GDRs, and NASDAQ-listed foreign securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

(3)  Percentage is based on total assets

2. Under the section "INVESTMENT RESTRICTIONS" the non-fundamental investment restrictions section for the Fund is revised in its entirety as follows:

COLUMBIA SMALL CAP GROWTH FUND I

     The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.

     The Fund may not:

          1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

          2. Invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's investment Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

          3. Invest more than 20% of its total assets in foreign securities.

INT-39/106650-0206                                             February 17, 2006